General Information - Schedule of Assets and Income per Subsidiary (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Total assets	₩ 43,050,118	₩ 42,002,758
Total liabilities	23,633,307	24,035,197
Revenue	28,253,193	26,379,644	₩ 26,287,201
Profit for the year	1,824,546	406,669	972,182
KT Linkus Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets		54,247	64,178
Total liabilities		55,750	63,452
Revenue		79,171	81,645
Profit for the year		(1,726)	821
KT Telecop Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	393,333	400,437	375,596
Total liabilities	234,285	253,509	235,947
Revenue	584,110	532,687	527,015
Profit for the year	15,859	8,793	5,728
KT Alpha Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	495,896	464,180	443,639
Total liabilities	192,822	201,902	191,254
Revenue	396,085	421,191	437,308
Profit for the year	43,644	20,682	19,352
KT Service Bukbu Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	59,502	56,706	63,760
Total liabilities	53,859	56,846	55,360
Revenue	236,575	228,816	242,119
Profit for the year	1,007	(6,665)	1,212
KT Service Nambu Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	107,727	57,827	71,576
Total liabilities	99,990	51,826	58,745
Revenue	382,831	285,634	291,170
Profit for the year	(3,102)	(5,881)	1,354
BC Card Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	6,558,304	5,961,047	6,352,878
Total liabilities	4,626,053	4,196,724	4,722,432
Revenue	3,638,935	3,806,858	4,027,450
Profit for the year	151,717	141,149	76,545
H&C Network
Disclosure of subsidiaries [line items]
Total assets		59,808	81,107
Total liabilities		5,039	4,863
Revenue		26,188	27,205
Profit for the year		1,868	1,814
KT Nasmedia Co.,Ltd.
Disclosure of subsidiaries [line items]
Total assets	440,266	492,782	513,311
Total liabilities	238,576	252,707	262,336
Revenue	126,564	143,639	147,934
Profit for the year	6,799	(3,884)	17,703
KTDS Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	311,710	388,812	393,667
Total liabilities	146,073	179,630	202,067
Revenue	705,734	721,962	727,477
Profit for the year	35,386	34,883	33,971
KT M&S Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	238,108	261,539	258,477
Total liabilities	157,783	193,526	209,075
Revenue	754,019	807,735	695,856
Profit for the year	11,765	19,681	3,783
KT MOS Bukbu Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	54,039	50,262	50,750
Total liabilities	34,830	32,012	28,431
Revenue	107,283	103,410	101,428
Profit for the year	332	1,287	8,457
KT MOS Nambu Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	54,657	51,458	46,839
Total liabilities	29,236	28,427	26,012
Revenue	106,986	103,765	101,422
Profit for the year	2,480	3,719	5,749
KT Skylife Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets		1,040,188
Total liabilities		463,594
Revenue	989,538	1,026,644	1,034,342
Profit for the year	585	(156,033)	(109,407)
KT Skylife Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	975,400		1,220,842
Total liabilities	413,080		479,369
Revenue	989,538		1,034,342
Profit for the year	585		(109,407)
KT Estate Inc.
Disclosure of subsidiaries [line items]
Total assets	3,368,346	2,740,463	2,746,546
Total liabilities	1,677,549	1,099,622	1,121,970
Revenue	737,878	555,984	511,018
Profit for the year	39,545	24,290	871
KT GDH Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	7,852	7,998	7,760
Total liabilities	1,181	1,462	1,501
Revenue	3,094	3,977	4,346
Profit for the year	121	303	648
KT Sat Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	696,796	733,574	699,607
Total liabilities	32,436	92,877	88,524
Revenue	202,914	188,412	182,274
Profit for the year	27,370	30,741	30,502
KT Sports Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	32,098	23,299	26,615
Total liabilities	7,205	7,435	11,299
Revenue	98,334	83,888	66,309
Profit for the year	(532)	859	(12,386)
KT Music Contents Fund No.2
Disclosure of subsidiaries [line items]
Total assets		5,508	5,558
Total liabilities		1,589	1,772
Revenue		199	534
Profit for the year		134	(992)
KT M Mobile Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	222,683	195,196	176,838
Total liabilities	90,445	74,570	69,317
Revenue	391,772	347,933	301,049
Profit for the year	11,954	13,142	5,605
KT Investment Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	73,066	84,369	83,638
Total liabilities	43,133	56,721	57,420
Revenue	10,610	19,355	24,976
Profit for the year	2,215	1,621	2,180
KTCS Corporation
Disclosure of subsidiaries [line items]
Total assets	470,973	435,066	434,900
Total liabilities	245,806	232,129	234,850
Revenue	1,044,653	1,122,264	1,035,911
Profit for the year	25,107	6,814	15,804
KTIS Corporation
Disclosure of subsidiaries [line items]
Total assets	449,527	469,932	447,609
Total liabilities	211,060	261,826	243,519
Revenue	637,488	604,479	593,162
Profit for the year	36,423	11,862	13,922
Next Connect PFV Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	967,898	1,429,260	946,687
Total liabilities	279,246	1,133,891	629,809
Revenue	1,169,552	137	0
Profit for the year	393,282	(21,508)	(29,889)
KT Japan Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	1,900	1,750	2,015
Total liabilities	3,271	3,289	3,341
Revenue	3,335	2,897	2,793
Profit for the year	138	(180)	(110)
KT America, Inc.
Disclosure of subsidiaries [line items]
Total assets	7,080	6,843	6,013
Total liabilities	589	614	701
Revenue	8,718	7,445	8,928
Profit for the year	464	192	133
KT Rwanda Networks Ltd.
Disclosure of subsidiaries [line items]
Total assets	112,981	131,362	134,847
Total liabilities	149,440	341,313	313,787
Revenue	21,661	21,624	26,788
Profit for the year	(19,212)	(21,025)	(57,628)
AOS Ltd.
Disclosure of subsidiaries [line items]
Total assets	17,996	14,305	10,763
Total liabilities	20,221	19,422	1,983
Revenue	11,955	10,768	8,287
Profit for the year	2,554	643	128
KT Hong Kong Telecommunications Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	9,942	9,105	11,142
Total liabilities	2,202	1,680	5,121
Revenue	12,599	16,917	19,373
Profit for the year	453	423	143
KT Huimangjieum Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	11,134	8,854	8,073
Total liabilities	3,408	2,275	2,715
Revenue	20,855	19,285	17,687
Profit for the year	1,174	1,338	1,012
KT Engineering Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	153,146	183,753	160,243
Total liabilities	95,252	123,132	104,005
Revenue	283,766	333,874	262,063
Profit for the year	(1,345)	2,634	5,327
KT Studio Genie Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	791,790	880,509	989,187
Total liabilities	181,688	212,683	259,413
Revenue	470,814	452,685	542,955
Profit for the year	(42,878)	(29,364)	13,507
Lolab Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets			42,744
Total liabilities			37,838
Revenue			173,035
Profit for the year			(12,938)
East Telecom LLC
Disclosure of subsidiaries [line items]
Total assets	88,259	75,828	48,483
Total liabilities	39,227	40,371	22,632
Revenue	42,912	38,100	30,350
Profit for the year	10,314	6,938	7,723
KT ES Pte. Ltd.
Disclosure of subsidiaries [line items]
Total assets	76,013	78,800	117,009
Total liabilities	69,059	59,114	90,392
Revenue	98,707	93,358	87,865
Profit for the year	(7,196)	(79,014)	(124,850)
KTP SERVICES INC.
Disclosure of subsidiaries [line items]
Total assets	2,179	3,257	2,967
Total liabilities	10	750	919
Revenue	87	718	671
Profit for the year	(198)	272	235
KT Altimedia Corporation (formerly Altimedia Corporation)
Disclosure of subsidiaries [line items]
Total assets	42,655	45,287	48,381
Total liabilities	9,300	11,919	12,374
Revenue	37,927	36,774	45,035
Profit for the year	1,402	290	7,352
KT RUS LLC
Disclosure of subsidiaries [line items]
Total assets		420	501
Total liabilities		0	10
Revenue		1	1
Profit for the year		(31)	(378)
KT DX VIETNAM COMPANY LIMITED
Disclosure of subsidiaries [line items]
Total assets	1,457	1,568	1,694
Total liabilities	291	120	102
Revenue	874	469	82
Profit for the year	(205)	(262)	(207)
kt Cloud Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	2,659,479	2,061,020	1,983,972
Total liabilities	1,099,355	542,569	503,241
Revenue	1,001,120	784,284	679,825
Profit for the year	38,087	35,676	63,956
KT HEALTHCARE VINA COMPANY LIMITED
Disclosure of subsidiaries [line items]
Total assets			12,730
Total liabilities			439
Revenue			0
Profit for the year			(721)
K-Realty Qualified Private Real Estate Investment Trust No. 1
Disclosure of subsidiaries [line items]
Total assets	77,384	79,220	80,266
Total liabilities	50,062	50,681	50,693
Revenue	4,687	4,358	4,682
Profit for the year	(1,017)	(1,034)	(1,037)
AQUA RETAIL VIETNAM COMPANY LIMITED
Disclosure of subsidiaries [line items]
Total assets	296	1,903	1,202
Total liabilities	0	497	62
Revenue	558	531	16
Profit for the year	(1,037)	(827)	₩ (248)
kt netcore. Co. Ltd.
Disclosure of subsidiaries [line items]
Total assets	174,021	61,213
Total liabilities	109,253	79
Revenue	778,341	0
Profit for the year	3,632	134
kt p&m Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	32,513	10,029
Total liabilities	19,889	96
Revenue	72,017	0
Profit for the year	₩ 2,910	₩ (67)